Schedule of Investments (unaudited) July 31, 2019	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 94.4%
iShares Long-Term Corporate Bond ETF(a)	855,809	$54,806,008

Total Investment Companies — 94.4% (Cost: $50,655,814)		54,806,008

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(a)(b)	510,000	510,000

Total Short-Term Investments — 0.9% (Cost: $510,000)		510,000

Total Investments in Securities — 95.3% (Cost: $51,165,814)		55,316,008

Other Assets, Less Liabilities — 4.7%		2,708,521

Net Assets — 100.0%		$58,024,529

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18	Shares Purchased	Shares Sold		Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	9,059,128	—	(9,059,128	)(a)	—	$—	$17,522	(b)	$(1,997)	$890
BlackRock Cash Funds: Treasury, SL Agency Shares	770,488	—	(260,488	)(a)	510,000	510,000	13,242		—	—
iShares Long-Term Corporate Bond ETF	966,877	546,049	(657,117)		855,809	54,806,008	1,609,903		(925,989)	7,302,759

						$55,316,008	$1,640,667		$(927,986)	$7,303,649

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency

1.17%	Semi-annual	2.27%	Quarterly	N/A	12/08/21	$(827)	$14,015	$12,928	$1,087
2.38	Semi-annual	2.27	Quarterly	N/A	01/12/23	(4,481)	(80,377)	86,597	(166,974)
2.46	Semi-annual	2.27	Quarterly	N/A	01/12/25	(1)	(33)	38	(71)
1.44	Semi-annual	2.27	Quarterly	N/A	12/08/26	(3,228)	97,388	300,949	(203,561)
3.25	Semi-annual	2.27	Quarterly	N/A	10/18/28	(5,157)	(576,277)	(199,674)	(376,603)
2.34	Semi-annual	2.27	Quarterly	N/A	12/08/36	(22,513)	(717,145)	1,861,147	(2,578,292)
1.77	Semi-annual	2.27	Quarterly	N/A	12/08/46	(13,304)	1,178,177	3,234,762	(2,056,585)
3.33	Semi-annual	2.27	Quarterly	N/A	10/24/48	(2,405)	(616,924)	(287,527)	(329,397)

							$(701,176)	$5,009,220	$(5,710,396)

(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$54,806,008	$—	$—	$54,806,008
Money Market Funds	510,000	—	—	510,000

	$55,316,008	$—	$—	$55,316,008

Derivative financial instruments(a)
Assets
Swaps	$—	$1,087	$—	$1,087
Liabilities
Swaps	—	(5,711,483)	—	(5,711,483)

	$—	$(5,710,396)	$—	$(5,710,396)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

2